Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of reconciles the elements of the business combination and PIPE Investment
Recapitalization
Cash – Alussa trust and cash, net of redemptions	$104,535
Cash – PIPE Investment	600,000
Less: Non-cash net liabilities assumed from Alussa	(26,129)
Less: Transaction costs	(60,386)
Net Business Combination and PIPE Investment	618,020
Add back: Non-cash net liabilities assumed from Alussa	26,129
Add: Accrued transaction costs	353
Net cash contribution from Business Combination and PIPE	$644,502

Schedule of number of ordinary shares issued following the consummation of the business combination
Number of Shares
Alussa Class A ordinary shares, outstanding prior to Business Combination	28,750,000
Less: redemption of Alussa Class A ordinary shares	(18,439,168)
Alussa Class A ordinary shares	10,310,832
Alussa Class B founder ordinary shares	7,187,500
Ordinary shares issued in PIPE Investment	60,000,000
Ordinary shares issued to FREYR Legacy preferred shareholders	1,489,500
Business Combination and PIPE Investment ordinary shares	78,987,832
FREYR Legacy ordinary shares(1)	37,452,359
Total ordinary shares immediately after Business Combination and PIPE Investment	116,440,191